FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
7	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets at fair value on a recurring basis as of December 31, 2013 and 2014.

Trading securities are stated at fair value. The Company classified such financial assets as investments within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 and Level 3 investments as of December 31, 2013 and 2014.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2013 and 2014:

	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Trading Securities:
Publicly traded mutual funds in Taiwan	$74	$-	$-	$74	$70	$-	$-	$70

Total	$74	$-	$-	$74	$70	$-	$-	$70

Measured on nonrecurring basis

The Group measured the fair value of intangible assets using income approach method based on which to recognize the impairment loss in 2014. These intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the businesses or assets and discount rates to determine the fair value of these purchased assets.

Equity method and cost method investments are measured at fair value on a nonrecurring basis when impairment is recognized.

The Company measured the fair value of cost method investment in AMC and Grand Choice using income approach method based on which to recognize the impairment loss in 2012 and 2013, respectively. The cost method investment in AMC and Grand Choice are considered as Level 3 assets because the Company used unobservable inputs, such as forecast financial performance and future cash flow to determine the fair value of the cost method investment.